Debt (Junior Subordinated Notes) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) entity	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Long-term Debt	$ 27,716,999,000	$ 29,641,863,000
Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	1,555,548,000	1,564,045,000
Junior Subordinated Notes [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	500,000,000	$ 500,000,000
Face amount	$ 500,000,000
Debt, fixed interest rate	6.50%
Applicable Margin	4.30%
Deferral of interest payments, maximum term	5 years
Junior Subordinated Notes [Member] | Subordinated Debt [Member] | Debt Instrument, Redemption, Option (i) [Member]
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage	100.00%
Junior Subordinated Notes [Member] | Subordinated Debt [Member] | Debt Instrument, Redemption, Option (iii) [Member]
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage	100.00%
Junior Subordinated Notes [Member] | Subordinated Debt [Member] | Debt Instrument, Redemption, Option (iv) [Member]
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage	101.00%
Days after occurence	60 days
Number Of Applicable Rating Agencies | entity	2
Annual interest rate increase	5.00%
Revolving Credit Facility Before Issuance Of Junior Subondinated Notes [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity	$ 1,000,000,000
Revolving Credit Facility After Issuance Of Junior Subondinated Notes [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity	$ 500,000,000